Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2025
Entity File Number	001-35186
Entity Registrant Name	Spirit Aviation Holdings, Inc.
Entity Central Index Key	0001498710
Entity Tax Identification Number	33-3711797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1731 Radiant Drive
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false